Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Balances Due with Related Parties

During 2025, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,179	A company controlled by the spouse of the Company’s controlling shareholder	Short-term lease payments.

As of December 31, 2025, the Company had the following balances due to related parties:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$19,275	A company controlled by the spouse of the Company’s controlling shareholder	Unsecured interest free, accrued lease expenses, repayable on demand
Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free, subscription receivables, repayable on demand

During 2024, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,036	A company controlled by the spouse of the Company’s controlling shareholder	Short-term lease payments.
Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free subscription receivable, repayable on demand